LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
SCHEDULE OF RIGHT-OF-USE ASSET AND RELATED LEASE LIABILITY

The following table summarizes supplemental balance sheet information related to the operating lease as of September 30, 2021 and December 31, 2020.

	September 30, 2021	December 31, 2020
Right-of-use asset	$1,163,159	$1,317,830

Operating lease liabilities, current	$260,106	$243,292
Operating lease liabilities, non-current	941,732	1,074,538
Total operating lease liabilities	$1,201,838	$1,317,830

	December 31,
	2020	2019
Right-of-use asset	$1,317,830	$-

Total lease liability	$1,317,830	$-
Less: Current portion	243,292	-
Lease liability, net of current portion	$1,074,538	$-

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

As at September 30, 2021, the maturities of the lease liabilities for the periods ended December 31 were as follows:

2021	$52,249
2022	277,142
2023	277,142
2024	277,142
2025	277,142
Thereafter	130,950
Total lease payments	1,291,767
Less: present value discount	(89,929)
Total	$1,201,838

The maturities of the lease liabilities are as follows as of December 31, 2020:

2021	$208,997
2022	277,142
2023	277,142
2024	277,142
2025	277,142
Thereafter	130,950
Total lease payments	1,470,148
Less: Present value discount	(152,318)
Total	$1,317,830